Note 12 - Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Note 12 - Intangible assets, net
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Year ended December 31, 2025	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
At the beginning of the year
Cost	661,605	575,607	2,474,693	1,776,037	5,487,942
Accumulated amortization and impairment	(564,499)	(416,311)	(1,384,674)	(1,764,709)	(4,130,193)
Intangible assets, net at the beginning of the year	97,106	159,296	1,090,019	11,328	1,357,749

Movements of the year
Currency translation adjustment	880	7	139	-	1,026
Increase due to business combinations (**)	-	-	1,324	-	1,324
Additions	37,449	11,313	-	-	48,762
Transfers / Reclassifications	(906)	-	-	-	(906)
Disposals	(15)	-	-	-	(15)
Amortization charge	(30,036)	(9,460)	-	(11,328)	(50,824)
Movements of the year	7,372	1,860	1,463	(11,328)	(633)

At the end of the year
Cost	692,274	586,938	2,476,156	1,776,057	5,531,425
Accumulated amortization and impairment	(587,796)	(425,782)	(1,384,674)	(1,776,057)	(4,174,309)
Intangible assets, net at the end of the year	104,478	161,156	1,091,482	-	1,357,116

(*)	Includes Proprietary Technology.
(**)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.

Year ended December 31, 2024	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
At the beginning of the year
Cost	648,887	560,549	2,488,381	1,790,680	5,488,497
Accumulated amortization and impairment	(576,722)	(407,217)	(1,384,674)	(1,742,774)	(4,111,387)
Intangible assets, net at the beginning of the year	72,165	153,332	1,103,707	47,906	1,377,110

Movements of the year
Currency translation adjustment	(285)	(4)	(67)	(2)	(358)
Changes due to business combinations (**)	-	-	(13,621)	(14,590)	(28,211)
Additions	43,445	14,998	-	-	58,443
Transfers / Reclassifications	4,476	70	-	-	4,546
Disposals	(31)	-	-	-	(31)
Amortization charge	(22,664)	(9,100)	-	(21,986)	(53,750)
Movements of the year	24,941	5,964	(13,688)	(36,578)	(19,361)

At the end of the year
Cost	661,605	575,607	2,474,693	1,776,037	5,487,942
Accumulated amortization and impairment	(564,499)	(416,311)	(1,384,674)	(1,764,709)	(4,130,193)
Intangible assets, net at the end of the year	97,106	159,296	1,090,019	11,328	1,357,749

(*)	Includes Proprietary Technology.
(**)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Disclosure of information for cash-generating units [text block]
(all amounts in millions of U.S. dollars)
	Tubes Segment
CGU	Hydril Acquisition	Other	Total
Tamsa	346	19	365
Siderca	265	93	358
Hydril	309	-	309
Other	-	59	59
Total	920	171	1,091